Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Allowance for doubtful accounts receivable	$ 3,447	$ 3,756
Deferred debt issuance costs, accumulated amortization	$ 2,362	$ 1,233
Trust shares, par value (in dollars per share)
Trust shares, authorized (in shares)	500,000,000	500,000,000
Trust shares, issued (in shares)	54,300,000	54,300,000
Trust shares, outstanding (in shares)	54,300,000	54,300,000